NET INCOME (LOSS) PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net Income (Loss) (Numerator)
Basic net income (loss) attributable to FRONTEO, Inc. shareholders (in Japanese yen/dollars)	¥ (417,632)	¥ 218,453	¥ (448,350)
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders (in Japanese yen/dollars)	¥ (417,632)	¥ 218,453	¥ (448,350)
Weighted-Average Common Shares Outstanding (Denominator)
Basic net income (loss) attributable to FRONTEO, Inc. shareholders (in shares)	35,582,665	34,956,728	34,058,003
Stock options (in shares)		842,025
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders (in shares)	35,582,665	35,798,753	34,058,003
Per Share Amount
Basic net income (loss) attributable to FRONTEO, Inc. shareholders (in Japanese yen/dollars per share)	¥ (11.7)	¥ 6.3	¥ (13.2)
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders (in Japanese yen/dollars per share)	¥ (11.7)	¥ 6.1	¥ (13.2)